Stream, Royalty and Other Interests - Current Year Transactions, Additional Information (Details) $ in Thousands	1 Months Ended				12 Months Ended		52 Months Ended
	Jan. 31, 2024 USD ($) shares	Oct. 31, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / oz	Aug. 31, 2022	Dec. 31, 2023 USD ($) oz	Dec. 31, 2022 USD ($)	Apr. 30, 2028 oz	May 01, 2028	Jan. 31, 2024 $ / shares	Oct. 31, 2023 $ / shares
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Gain (loss) on disposal of royalties					$ 1,949	$ 25,833
Stream, royalty and other interests					1,560,416	1,781,256
Bear Creek
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Convertible debenture					22,500
Secured loan					14,000
Additional credit available, up to					$ 5,000
Bear Creek | Refinance Of Other Debt Investments
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Term of convertible debenture (in years)	5 years
Convertible interest rate	7.00%
Price per share (in CAD per share) | $ / shares									$ 0.73
Additional credit available, up to	$ 8,000
Corani | Bear Creek | Refinance Of Other Debt Investments | Peru
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Net smelter return (NSR) percentage	1.00%
Corani | Bear Creek | Refinance Of Other Debt Investments | Peru | Common Shares And Debt Securities
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Additional consideration received upon amendment	$ 10,000
Corani | Bear Creek | Refinance Of Other Debt Investments | Peru | Common Shares
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Additional consideration (in shares) | shares	28,706,687
Corani | Bear Creek | Refinance Of Other Debt Investments | Peru | Convertible debt
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Additional consideration, principal	$ 4,300
Silver Commodity Type | Bear Creek
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Per ounce cash payment, percentage					20.00%
Right to purchase per quarter (in ounces) | oz					75,000
Silver Commodity Type | Bear Creek | Refinance Of Other Debt Investments
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Percentage of production								100.00%
Per ounce cash payment, percentage								25.00%
Gold Commodity Type | Bear Creek
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Per ounce cash payment, percentage					7.50%
Right to purchase per month (in ounces) | oz					600
Gold Commodity Type | Bear Creek | Refinance Of Other Debt Investments
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Percentage of production								4.40%
Per ounce cash payment, percentage								25.00%
Right to purchase per month (in ounces) | oz							275
Horizon Copper Corp.
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Fair value of debenture			$ 122,700
Ownership interest in associate			34.00%	34.00%
Sandbox Royalties Corp. | El Pilar And Blackwater Royalties
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Gain (loss) on disposal of royalties		$ 4,000
Portion received in cash		10,000
Consideration received		25,000
Common shares received		$ 15,000
Price per share (in CAD per share) | $ / shares										$ 0.70
Antamina
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Retained percentage of royalty, after deducting costs of servicing silver stream			0.55%
Antamina | Peru
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Stream, royalty and other interests					$ 184,848	$ 336,551
Antamina | Silver Commodity Type
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Percentage of production					1.66%
Per ounce cash payment, percentage					2.50%
Discount rate			2.80%
Commodity price per ounce | $ / oz			23
Estimated mine life (in years)			29 years
Antamina | Horizon Copper Corp.
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Percentage of net profits			1.66%
Gain (loss) on disposal of royalties			$ (2,000)
Stream, royalty and other interests			86,200
Portion received in cash			20,000
Values of shares received			1,400
Antamina | Horizon Copper Corp. | Silver Commodity Type
Disclosure Of Reconciliation Of Changes In Property, Plant And Equipment And Exploration And Evaluation Assets [Line Items]
Stream, royalty and other interests			$ 101,400